Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment
Property and Equipment
December 31 (in millions)	Weighted-Average Original Useful Life as of December 31, 2012	2012	2011
Cable distribution system	11 years	$29,528	$28,781
Customer premises equipment	6 years	24,763	23,552
Other equipment	5 years	5,909	5,685
Buildings and leasehold improvements	14 years	5,468	5,094
Land	-	989	975
Property and equipment, at cost		66,657	64,087
Less: Accumulated depreciation		39,425	36,528
Property and equipment, net		$27,232	$27,559